Statements of Operations and Comprehensive Loss		12 Months Ended
		Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2021 JPY (¥) ¥ / shares shares	Apr. 30, 2021 USD ($) shares
TOTAL OPERATING REVENUES		¥ 46,568,529	$ 342,441	¥ 463,718,851		¥ 216,211,448
COST OF REVENUES		(30,502,236)	(224,298)	(108,379,683)		(33,542,166)
GROSS PROFIT		16,066,293	118,143	355,339,168		182,669,282
Selling and marketing expenses		(55,667,926)	(409,354)	(29,727,815)		(41,985,446)
General and administrative expenses		(240,003,326)	(1,764,860)	(201,976,446)		(150,918,716)
Share-based compensation expenses				(670,000,000)		(56,000,000)
Research and development expenses		(108,823,664)	(800,232)	(25,753,717)		(22,893,105)
TOTAL OPERATING EXPENSES		(404,494,916)	(2,974,446)	(927,457,978)		(271,797,267)
LOSS FROM OPERATIONS		(388,428,623)	(2,856,303)	(572,118,810)		(89,127,985)
Government subsidies						4,776,746
Loss on digital assets		(629,195)	(4,627)
Interest expenses, net		(2,699,144)	(19,848)	(1,258,722)		(1,448,138)
Other (expense) income, net		228,943	1,684	(155,434)		99,841
Loss from equity method investment						(440,272)
LOSS BEFORE INCOME TAXES		(391,528,019)	(2,879,094)	(573,532,966)		(86,139,808)
Current		9,345,241	68,720	(12,963,341)		(290,000)
Deferred		(122,261)	(899)	(15,978,261)		15,912,026
Total provision for income tax		9,222,980	67,821	(28,941,602)		15,622,026
NET LOSS		¥ (382,305,039)	$ (2,811,273)	¥ (602,474,568)	$ (4,430,286)	¥ (70,517,782)	$ (518,551)
Basic (in Yen per share and Dollars per share) | (per share)		¥ (27.62)	$ (0.2)	¥ (43.62)		¥ (5.26)
Diluted (in Yen per share and Dollars per share) | (per share)		¥ (27.62)	$ (0.2)	¥ (43.62)		¥ (5.26)
Basic (in Shares)	[1]	13,839,400	13,839,400	13,811,305	13,811,305	13,412,000	13,412,000
Diluted (in Shares)	[1]	13,839,400	13,839,400	13,811,305	13,811,305	13,412,000	13,412,000
Software and system development services
TOTAL OPERATING REVENUES		¥ 21,874,517	$ 160,854	¥ 234,732,715		¥ 95,270,416
Consulting and solution services
TOTAL OPERATING REVENUES		22,435,120	164,976	228,986,136		120,941,032
Sale of NFTs
TOTAL OPERATING REVENUES		¥ 2,258,892	$ 16,611

[1]	Retrospectively restated for 100-for-1 forward split on October 26, 2021.